Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-32579

NYSE

01070419

December 28, 2001

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Railamerica, Inc., Common Stock, $.001 par value and Common Stock Purchase Rights with respect to Common Stock, par value $.001 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 28, 2001. Tentative listing date –January 2, 2002.

Sincerely,

[signature]

PROCESSED
JAN 04 2006
THOMSON
FINANCIAL